                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                      Schwab Investments - Schwab 1000 Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  May 1, 2004 - July 31, 2004

Item 1. Schedule of Investments.

SCHWAB INVESTMENTS

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS as of July 31, 2004, unaudited

The following is the portfolio holdings at 7/31/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value

                                                   COST                  VALUE
HOLDINGS BY CATEGORY                             ($x1,000)             ($x1,000)
--------------------------------------------------------------------------------
 99.7%    COMMON STOCK                           3,978,970            6,257,463
  0.0%    U.S. TREASURY
          OBLIGATION                                   250                  250
--------------------------------------------------------------------------------
 99.7%    TOTAL INVESTMENTS                      3,979,220            6,257,713
 16.0%    COLLATERAL
          INVESTED FOR
          SECURITIES ON LOAN                     1,002,749            1,002,749
(15.7)%   OTHER ASSETS AND
          LIABILITIES, NET                                             (986,764)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                            6,273,698

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK  99.7% of net assets

     AEROSPACE / DEFENSE  1.7%
     ---------------------------------------------------------------------------
     The Boeing Co.    453,182                                            22,999
     Crane Co.    31,950                                                     890
     General Dynamics Corp.    106,000                                    10,475
     Goodrich Corp.    62,992                                              2,037
     L-3 Communications Holdings, Inc.    56,700                           3,467
     Lockheed Martin Corp.    241,684                                     12,807
     Northrop Grumman Corp.    196,794                                    10,351
     Raytheon Co.    224,900                                               7,545
     Rockwell Automation, Inc.    100,100                                  3,745
     Rockwell Collins, Inc.    94,900                                      3,247
     Textron, Inc.    72,900                                               4,469
     United Technologies Corp.    275,327                                 25,743
                                                                     -----------
                                                                         107,775

     AIR TRANSPORTATION  1.0%
     ---------------------------------------------------------------------------
   o AMR Corp.    85,500                                                     721
     FedEx Corp.    159,960                                               13,097
   o JetBlue Airways Corp.    54,500                                       1,298
     Sabre Holdings Corp., Class A    77,000                               1,966
     Southwest Airlines Co.    422,225                                     6,109
     United Parcel Service, Inc., Class B    593,900                      42,737
                                                                     -----------
                                                                          65,928

     ALCOHOLIC BEVERAGES  0.5%
     ---------------------------------------------------------------------------
     Adolph Coors Co., Class B    19,500                                   1,341
     Anheuser-Busch Cos., Inc.    430,400                                 22,338
     Brown-Forman Corp., Class B    64,956                                 3,021
   o Constellation Brands, Inc., Class A    56,500                         2,140
                                                                     -----------
                                                                          28,840

     APPAREL  0.4%
     ---------------------------------------------------------------------------
   o Coach, Inc.    99,628                                                 4,263
     Jones Apparel Group, Inc.    67,700                                   2,529
     Liz Claiborne, Inc.    58,600                                         2,121
     Nike, Inc., Class B    140,700                                       10,230
     Reebok International Ltd.    31,600                                   1,076
   o Timberland Co., Class A    18,700                                     1,085
     VF Corp.    57,900                                                    2,896
                                                                     -----------
                                                                          24,200

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.2%
     ---------------------------------------------------------------------------
     American Axle & Manufacturing Holdings, Inc.     28,100                 965
     ArvinMeritor, Inc.    36,800                                            731
     BorgWarner, Inc.    29,400                                            1,387
     Carlisle Cos., Inc.    16,600                                         1,054
     Cooper Tire & Rubber Co.    39,700                                      931
     Cummins, Inc.    22,600                                               1,569
     Dana Corp.    79,789                                                  1,539
     Danaher Corp.    164,600                                              8,337
     Delphi Corp.    300,600                                               2,859
     Donaldson Co., Inc.    46,600                                         1,241
     Eaton Corp.    81,400                                                 5,262
     Ford Motor Co.    946,570                                            13,934
     General Motors Corp.    300,534                                      12,965
     Gentex Corp.    41,200                                                1,475
     Genuine Parts Co.    93,275                                           3,519
     Harley-Davidson, Inc.    162,400                                      9,723
     Lear Corp.    36,300                                                  2,001
   o Navistar International Corp.    36,800                                1,323
     Oshkosh Truck Corp.    18,700                                           991
     Polaris Industries, Inc.    23,200                                    1,109
     Thor Industries, Inc.    30,800                                         964
                                                                     -----------
                                                                          73,879

     BANKS  7.7%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    188,275                                           4,618
     Associated Banc-Corp.    58,987                                       1,776
     Bancorpsouth, Inc.    41,900                                            885
 (8) Bank of America Corp.    1,090,918                                   92,739
     Bank of Hawaii Corp.    29,950                                        1,346
     The Bank of New York Co., Inc.    416,900                            11,978
     Banknorth Group, Inc.    92,200                                       2,942
     BB&T Corp.    292,781                                                11,339
     City National Corp.    26,300                                         1,696
     The Colonial BancGroup, Inc.    66,800                                1,289
     Comerica, Inc.    93,974                                              5,495
     Commerce Bancorp, Inc. N.J.    40,600                                 2,044
     Commerce Bancshares, Inc.    36,690                                   1,710
     Compass Bancshares, Inc.    65,212                                    2,875

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Cullen/Frost Bankers, Inc.    27,900                                  1,200
     Doral Financial Corp.    57,900                                       2,273
     Fifth Third Bancorp    302,830                                       14,948
     First Horizon National Corp.    67,400                                2,922
     First Midwest Bancorp, Inc. Illinois    24,900                          841
     FirstMerit Corp.    45,300                                            1,175
     FNB Corp.    24,740                                                     498
     Fulton Financial Corp.    60,991                                      1,251
     Greater Bay Bancorp    28,100                                           740
     Hibernia Corp., Class A    83,200                                     2,105
     Hudson City Bancorp, Inc.    102,400                                  3,549
     Hudson United Bancorp    24,100                                         825
     Huntington Bancshares, Inc.    122,735                                3,002
     J.P. Morgan Chase & Co.    1,905,076                                 71,116
     KeyCorp, Inc.    223,246                                              6,738
     M&T Bank Corp.    64,301                                              5,995
     Marshall & Ilsley Corp.    121,370                                    4,662
     Mellon Financial Corp.    232,688                                     6,394
     Mercantile Bankshares Corp.    42,775                                 1,942
     National City Corp.    354,750                                       12,948
     National Commerce Financial Corp.    110,050                          3,577
     North Fork Bancorp., Inc.    91,200                                   3,561
     Northern Trust Corp.    118,150                                       4,741
     Park National Corp.    7,400                                            871
     Peoples Bank-Bridgeport    49,500                                     1,560
     PNC Financial Services Group, Inc.    151,530                         7,667
     Popular, Inc.    142,400                                              3,238
     Regions Financial Corp.    248,344                                    7,373
     Sky Financial Group, Inc.    49,530                                   1,156
     The South Financial Group, Inc.    31,700                               859
     SouthTrust Corp.    177,974                                           6,904
     State Street Corp.    179,100                                         7,667
     SunTrust Banks, Inc.    150,956                                       9,956
     Synovus Financial Corp.    161,962                                    4,125
     TCF Financial Corp.    38,000                                         2,295
     Trustmark Corp.    31,300                                               900
     U.S. Bancorp    1,014,453                                            28,709
     UCBH Holdings, Inc.    24,200                                           946
     UnionBanCal Corp.    78,100                                           4,534
     Valley National Bancorp    52,918                                     1,317
     Wachovia Corp.    708,120                                            31,377
     Wells Fargo & Co.    906,232                                         52,027
     Westamerica Bancorp.    17,600                                          893
     WestCorp., Inc.    27,300                                             1,135
     Whitney Holding Corp.    21,700                                         887
     Wilmington Trust Corp.    35,300                                      1,232
     Zions Bancorp.    48,300                                              2,922
                                                                     -----------
                                                                         480,285

     BUSINESS MACHINES & SOFTWARE  8.4%
     ---------------------------------------------------------------------------
   o 3Com Corp.    200,150                                                   987
     Adobe Systems, Inc.    125,500                                        5,294
   o Apple Computer, Inc.    198,800                                       6,429
   o Ascential Software Corp.    31,900                                      392
     Autodesk, Inc.    59,900                                              2,408
   o Avocent Corp.    25,200                                                 754
   o BEA Systems, Inc.    217,600                                          1,412
   o BMC Software, Inc.    121,300                                         1,902
   o Cisco Systems, Inc.    3,628,300                                     75,686
   o Compuware Corp.    206,100                                            1,018
   o Comverse Technology, Inc.    103,500                                  1,766
   o Dell, Inc.    1,361,800                                              48,303
     Diebold, Inc.    39,018                                               1,799
   o EMC Corp.    1,294,000                                               14,195
     Fair Isaac Corp.    38,925                                            1,112
   o Foundry Networks, Inc.    70,000                                        718
   o Gateway, Inc.    201,400                                                906
     Hewlett-Packard Co.    1,634,940                                     32,944
     IKON Office Solutions, Inc.    78,600                                   933
   o Integrated Device Technology, Inc. 56,300                               644
     International Business Machines Corp.    902,000                     78,537
   o Juniper Networks, Inc.    278,700                                     6,399
   o Lexmark International, Inc., Class A    69,000                        6,107
   o Maxtor Corp.    131,700                                                 616
     Microchip Technology, Inc.    111,200                                 3,221
=(2) Microsoft Corp.    5,783,400                                        164,596
   o NCR Corp.    50,751                                                   2,356
   o Network Appliance, Inc.    185,000                                    3,572
   o Novell, Inc.    200,400                                               1,371
   o Oracle Corp.    2,804,914                                            29,480
   o Peregrine Systems, Inc.    2,104                                         38
     Pitney Bowes, Inc.    125,400                                         5,292
   o Sandisk Corp.    85,000                                               2,067
  >o Seagate Escrow Security    126,560                                       36
   o Siebel Systems, Inc.    266,100                                       2,145
   o Storage Technology Corp.    59,400                                    1,482
   o Sun Microsystems, Inc.    1,757,600                                   6,943
   o Sybase, Inc.    51,900                                                  756
   o Tech Data Corp.    30,400                                             1,139
   o The Titan Corp.    43,700                                               523
     Total System Services, Inc.    105,500                                2,399
   o Unisys Corp.    175,750                                               1,800
   o Xerox Corp.    424,750                                                5,887
                                                                     -----------
                                                                         526,364

     BUSINESS SERVICES  4.4%
     ---------------------------------------------------------------------------
   o Affiliated Computer Services, Inc.,
     Class A    69,700                                                     3,617
   o Allied Waste Industries, Inc.    171,865                              1,588
   o Apollo Group, Inc., Class A    94,550                                 7,900
     Aramark Corp., Class B    53,800                                      1,443
     Automatic Data Processing, Inc.    316,800                           13,299
   o BearingPoint, Inc.    104,400                                           862
   o The BISYS Group, Inc.    63,500                                         867
   o Brocade Communications Systems, Inc.     138,200                        666
   o Career Education Corp.    53,700                                      1,816
     CDW Corp.    44,600                                                   2,868
     Cendant Corp.    545,448                                             12,480
   o Ceridian Corp.    80,200                                              1,444
     Certegy, Inc.    34,800                                               1,319
   o Checkfree Corp.    48,300                                             1,451

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o ChoicePoint, Inc.    46,966                                           1,973
     Cintas Corp.    91,700                                                3,848
   o Citrix Systems, Inc.    88,000                                        1,551
   o Cognizant Technology Solutions Corp.,
     Class A    70,200                                                     1,934
     Computer Associates International, Inc.  312,579                      7,890
   o Computer Sciences Corp.    100,496                                    4,748
   o Convergys Corp.    76,800                                             1,017
   o Copart, Inc.    47,700                                                1,061
   o Corinthian Colleges, Inc.    47,400                                     887
     Corporate Executive Board Co.
     20,000                                                                1,134
     Deluxe Corp.    27,100                                                1,194
   o DeVry, Inc.    37,600                                                   874
   o DST Systems, Inc.    44,800                                           2,041
   o Dun & Bradstreet Corp.    39,100                                      2,195
   o Earthlink, Inc.    85,700                                               846
   o eBay, Inc.    351,500                                                27,533
   o Education Management Corp.    38,900                                  1,080
     Electronic Data Systems Corp.
     257,600                                                               4,760
     Equifax, Inc.    74,700                                               1,802
     First Data Corp.    466,943                                          20,830
   o Fiserv, Inc.    103,889                                               3,559
     Friedman Billings Ramsey Group, Inc.,
     Class A    75,500                                                     1,242
   o Gartner, Inc., Class A    69,400                                        871
     Global Payments, Inc.    20,000                                         913
     GTECH Holdings Corp.    31,700                                        1,343
     H&R Block, Inc.    95,600                                             4,697
   o IAC/InterActiveCorp    372,727                                       10,175
   o ICOS Corp.    33,800                                                    813
     IMS Health, Inc.    128,500                                           3,115
   o Interpublic Group of Cos., Inc.
     222,350                                                               2,844
   o Intuit, Inc.    106,400                                               3,984
   o Invitrogen Corp.    27,500                                            1,443
   o Iron Mountain, Inc.    68,550                                         2,212
   o ITT Educational Services, Inc.    24,300                                774
     Jack Henry & Associates, Inc.    47,900                                 922
   o Jacobs Engineering Group, Inc.
     29,800                                                                1,191
   o Lamar Advertising Co., Class A
     46,600                                                                1,874
     Manpower, Inc.    46,600                                              2,029
   o McAfee, Inc.    86,600                                                1,557
   o Mercury Interactive Corp.    48,200                                   1,762
   o Monster Worldwide, Inc.    60,500                                     1,336
     National Instruments Corp.    41,700                                  1,211
     Omnicom Group, Inc.    101,900                                        7,339
     Paychex, Inc.    202,342                                              6,214
   o PeopleSoft, Inc.    201,106                                           3,624
   o Perot Systems Corp., Class A    59,700                                  753
   o Pixar, Inc.    29,600                                                 2,020
   o Polycom, Inc.    53,300                                               1,028
   o Red Hat, Inc.    94,600                                               1,620
     Republic Services, Inc.    84,900                                     2,428
     The Reynolds & Reynolds Co., Class A
     36,000                                                                  796
     Robert Half International, Inc.    91,800                             2,554
     The ServiceMaster Co.    158,400                                      1,850
   o Sirius Satellite Radio, Inc.    661,600                               1,674
   o Stericycle, Inc.    22,600                                            1,107
   o Sungard Data Systems, Inc.    154,200                                 3,594
   o Symantec Corp.    167,200                                             7,818
   o Synopsys, Inc.    83,400                                              2,109
   o VeriSign, Inc.    129,635                                             2,270
   o Veritas Software Corp.    228,279                                     4,351
     Viad Corp.    11,825                                                    283
     Waste Management, Inc.    314,375                                     8,847
   o WebMD Corp.    164,700                                                1,341
   o Yahoo!, Inc.    712,612                                              21,949
                                                                     -----------
                                                                         276,254
     CHEMICALS  1.4%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc.
     121,900                                                               6,308
     Airgas, Inc.    39,700                                                  864
   o Bio-Rad Laboratories, Inc., Class A
     13,600                                                                  713
     Cabot Corp.    33,200                                                 1,264
   o Celgene Corp.    43,500                                               2,320
     Cytec Industries, Inc.    21,000                                        979
     Dow Chemical Co.    494,752                                          19,736
     E.I. du Pont de Nemours & Co.
     534,389                                                              22,909
     Eastman Chemical Co.    41,425                                        1,851
     Ecolab, Inc.    138,300                                               4,218
     Lubrizol Corp.    27,700                                                959
     Lyondell Chemical Co.    94,900                                       1,725
     Monsanto Co.    140,548                                               5,096
     PPG Industries, Inc.    91,100                                        5,370
     Praxair, Inc.    174,400                                              6,880
     Rohm & Haas Co.    119,414                                            4,681
     RPM International, Inc.    62,100                                       935
     Sigma-Aldrich Corp.    37,100                                         2,131
     Valspar Corp.    27,100                                               1,328
                                                                     -----------
                                                                          90,267

     CONSTRUCTION  0.7%
     ---------------------------------------------------------------------------
     Centex Corp.    66,600                                                2,825
     D.R. Horton, Inc.    126,433                                          3,493
     Florida Rock Industries, Inc.    23,100                                 992
     Fluor Corp.    44,100                                                 2,009
   o Hovnanian Enterprises, Inc., Class A
     32,400                                                                1,005
     KB Home    24,900                                                     1,595
     Lafarge North America, Inc.    37,000                                 1,550
     Lennar Corp., Class A    84,400                                       3,602
     Martin Marietta Materials, Inc.    26,200                             1,146
     Masco Corp.    242,900                                                7,345
     MDC Holdings, Inc.    17,369                                          1,166
   o NVR, Inc.    3,500                                                    1,631
     Pulte Homes, Inc.    66,500                                           3,633
     The Ryland Group, Inc.    13,300                                      1,030
     The Sherwin-Williams Co.    80,700                                    3,259
     Standard-Pacific Corp.    17,700                                        822
     The Stanley Works    43,400                                           1,840
   o Toll Brothers, Inc.    39,200                                         1,558
     Vulcan Materials Co.    54,600                                        2,600

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o West Corp.    36,100                                                    905
                                                                     -----------
                                                                          44,006

     CONSUMER DURABLES  0.3%
     ---------------------------------------------------------------------------
     Black & Decker Corp.    41,650                                        2,912
     Ethan Allen Interiors, Inc.    20,000                                   743
     Furniture Brands International, Inc.
     30,000                                                                  689
     Hillenbrand Industries, Inc.    33,100                                1,880
     Leggett & Platt, Inc.    103,000                                      2,786
     Maytag Corp.    42,050                                                  862
   o Mohawk Industries, Inc.    35,639                                     2,621
     Newell Rubbermaid, Inc.    147,209                                    3,180
   o Service Corp. International    161,700                                1,027
   o United Rentals, Inc.    41,400                                          821
     Whirlpool Corp.    37,400                                             2,335
                                                                     -----------
                                                                          19,856

     CONTAINERS  0.2%
     ---------------------------------------------------------------------------
     Ball Corp.    30,200                                                  2,180
     Bemis Co.    56,800                                                   1,504
   o Crown Holdings, Inc.    88,600                                          898
   o Owens-Illinois, Inc.    79,300                                        1,166
   o Pactiv Corp.    84,350                                                1,989
   o Sealed Air Corp.    45,499                                            2,158
     Sonoco Products Co.    52,141                                         1,351
                                                                     -----------
                                                                          11,246

     ELECTRONICS  5.1%
     ---------------------------------------------------------------------------
     Acxiom Corp.    45,600                                                1,003
   o ADC Telecommunications, Inc.
     431,800                                                               1,036
   o Adelphia Communications, Class A
     75,707                                                                   33
   o Advanced Fibre Communications, Inc.
     46,700                                                                  783
   o Advanced Micro Devices, Inc.
     186,900                                                               2,334
   o Agere Systems, Inc., Class A    895,900                               1,111
   o Agilent Technologies, Inc.    257,000                                 6,119
   o Alliant Techsystems, Inc.    20,700                                   1,303
   o Altera Corp.    203,100                                               4,229
     American Power Conversion Corp.
     106,600                                                               1,610
   o Amkor Technology, Inc.    93,300                                        378
   o Amphenol Corp., Class A    46,800                                     1,471
     Analog Devices, Inc.    199,000                                       7,900
   o Andrew Corp.    82,400                                                  894
   o Applied Materials, Inc.    904,000                                   15,341
   o Applied Micro Circuits Corp.    164,700                                 593
   o Arrow Electronics, Inc.    60,500                                     1,432
   o Atmel Corp.    252,900                                                1,082
   o Avid Technology, Inc.    16,500                                         771
   o Avnet, Inc.    64,300                                                 1,249
     AVX Corp.    93,200                                                   1,162
   o Broadcom Corp., Class A    164,400                                    5,813
   o Cadence Design Systems, Inc.    141,050                               1,900
   o CIENA Corp.    254,200                                                  717
   o Cymer, Inc.    19,300                                                   553
   o Cypress Semiconductor Corp.    64,600                                   733
   o Emulex Corp.    44,500                                                  480
   o Energizer Holdings, Inc.    45,300                                    1,726
   o Fairchild Semiconductor International,
     Inc., Class A    63,200                                                 928
   o Getty Images, Inc.    30,300                                          1,655
     Harman International Industries, Inc.    35,200                       3,018
     Harris Corp.    35,800                                                1,700
   o Integrated Circuit Systems, Inc.
     38,600                                                                  923
(10) Intel Corp.    3,473,600                                             84,686
   o Interactive Data Corp.    49,800                                        872
   o International Rectifier Corp.    34,400                               1,349
     Intersil Corp., Class A    74,600                                     1,370
     ITT Industries, Inc.    49,400                                        3,950
   o Jabil Circuit, Inc.    107,100                                        2,329
   o JDS Uniphase Corp.    769,755                                         2,656
   o KLA-Tencor Corp.    104,400                                           4,302
   o Lam Research Corp.    69,900                                          1,667
     Linear Technology Corp.    167,300                                    6,541
   o LSI Logic Corp.    203,400                                            1,035
   o Lucent Technologies, Inc.    2,265,519                                6,910
     Maxim Integrated Products, Inc.
     175,829                                                               8,457
   o Micron Technology, Inc.    327,600                                    4,432
   o MKS Instruments, Inc.    27,800                                         409
     Molex, Inc.    102,121                                                2,957
     Motorola, Inc.    1,246,886                                          19,863
   o National Semiconductor Corp.
     193,400                                                               3,317
   o Novellus Systems, Inc.    81,800                                      2,209
   o Nvidia Corp.    86,900                                                1,338
   o Omnivision Technologies, Inc.    29,200                                 344
     PerkinElmer, Inc.    68,100                                           1,197
   o QLogic Corp.    49,700                                                1,215
     Qualcomm, Inc.    431,100                                            29,780
   o Rambus, Inc.    52,600                                                  882
   o RF Micro Devices, Inc.    99,500                                        589
   o Sanmina-SCI Corp.    277,452                                          2,037
     Scientific-Atlanta, Inc.    81,400                                    2,503
   o Semtech Corp.    39,600                                                 786
   o Silicon Laboratories, Inc.    26,700                                    942
   o Solectron Corp.    514,500                                            2,830
     Symbol Technologies, Inc.    123,770                                  1,620
     Tektronix, Inc.    45,400                                             1,380
   o Tellabs, Inc.    223,900                                              1,995
   o Teradyne, Inc.    102,600                                             1,755
     Texas Instruments, Inc.    928,155                                   19,798
   o Thermo Electron Corp.    87,384                                       2,248
   o Varian Semiconductor Equipment
     Associates, Inc.    19,200                                              574
   o Vishay Intertechnology, Inc.    86,150                                1,335
   o Waters Corp.    65,100                                                2,857
   o Western Digital Corp.    110,500                                        775
   o Western Wireless Corp., Class A
     45,400                                                                1,198
   o Xilinx, Inc.    185,600                                               5,462

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Zebra Technologies Corp., Class A    25,350                           2,095
                                                                     -----------
                                                                         318,826

     ENERGY: RAW MATERIALS  1.6%
     ---------------------------------------------------------------------------
     Anadarko Petroleum Corp.    134,680                                   8,053
     Apache Corp.    173,820                                               8,088
     Arch Coal, Inc.    28,300                                               956
     Baker Hughes, Inc.    181,520                                         7,315
   o BJ Services Co.    85,000                                             4,221
     Burlington Resources, Inc.    212,634                                 8,116
   o Cooper Cameron Corp.    28,900                                        1,476
     Devon Energy Corp.    126,516                                         8,792
     ENSCO International, Inc.    80,300                                   2,418
     EOG Resources, Inc.    61,800                                         3,927
   o FMC Technologies, Inc.    35,600                                      1,068
   o Forest Oil Corp.    28,700                                              812
   o Grant Prideco, Inc.    65,200                                         1,232
     Halliburton Co.    236,960                                            7,523
     Massey Energy Co.    40,500                                           1,120
   o Noble Corp.    71,800                                                 2,780
     Noble Energy, Inc.    30,500                                          1,687
     Occidental Petroleum Corp.    208,200                                10,258
     Peabody Energy Corp.    33,100                                        1,860
   o Reliant Energy, Inc.    158,100                                       1,562
   o Rowan Cos., Inc.    56,000                                            1,368
   o Smith International, Inc.    53,800                                   3,135
     Tidewater, Inc.    32,500                                               986
     Valero Energy Corp.    68,488                                         5,131
   o Weatherford International Ltd.    69,900                              3,270
     Western Gas Resources, Inc.    35,800                                 1,206
                                                                     -----------
                                                                          98,360

     FOOD & AGRICULTURE  3.5%
     ---------------------------------------------------------------------------
   o 7-Eleven, Inc.    59,900                                              1,027
     Archer-Daniels-Midland Co.    346,836                                 5,352
     Campbell Soup Co.    220,200                                          5,635
     The Coca-Cola Co.    1,307,500                                       57,347
     Coca-Cola Enterprises, Inc.    243,700                                4,971
     ConAgra Foods, Inc.    289,959                                        7,539
   o Dean Foods Co.    83,750                                              3,097
   o Del Monte Foods Co.    111,695                                        1,177
     General Mills, Inc.    202,250                                        9,081
     H.J. Heinz Co.    188,700                                             6,961
     Hershey Foods Corp.    139,400                                        6,753
     Hormel Foods Corp.    74,400                                          2,208
     The J.M. Smuckers Co.    26,800                                       1,120
     Kellogg Co.    220,900                                                9,203
     Kraft Foods, Inc., Class A    150,100                                 4,586
     McCormick & Co., Inc.    74,500                                       2,665
     The Pepsi Bottling Group, Inc.
     140,900                                                               3,924
     PepsiAmericas, Inc.    77,500                                         1,455
     PepsiCo, Inc.    919,060                                             45,953
   o Performance Food Group Co.    24,600                                    610
     Sara Lee Corp.    425,900                                             9,353
   o The Scotts Co., Class A    17,200                                     1,049
   o Smithfield Foods, Inc.    59,400                                      1,683
     Supervalu, Inc.    72,000                                             2,056
     Sysco Corp.    345,900                                               11,916
     Tootsie Roll Industries, Inc.    28,561                                 837
     Tyson Foods, Inc., Class A    188,082                                 3,585
     Wm. Wrigley Jr. Co.    120,500                                        7,278
                                                                     -----------
                                                                         218,421

     GOLD  0.1%
     ---------------------------------------------------------------------------
     Newmont Mining Corp.    215,238                                       8,711

     HEALTHCARE / DRUGS & MEDICINE  12.4%
     ---------------------------------------------------------------------------
     Abbott Laboratories    839,100                                       33,019
   o Accredo Health, Inc.    25,700                                          833
     Allergan, Inc.    72,000                                              5,446
     AmerisourceBergen Corp.    59,995                                     3,243
   o Amgen, Inc.    680,640                                               38,715
   o Amylin Pharmaceuticals, Inc.    50,200                                1,034
   o Andrx Corp.    38,700                                                 1,004
   o Anthem, Inc.    74,100                                                6,111
   o Apogent Technologies, Inc.    48,500                                  1,576
     Applied Biosystems Group - Applera
     Corp.    111,600                                                      2,309
   o Barr Pharmaceuticals, Inc.    54,225                                  1,863
     Bausch & Lomb, Inc.    28,200                                         1,737
     Baxter International, Inc.    329,300                                 9,902
     Beckman Coulter, Inc.    33,000                                       1,821
     Becton Dickinson & Co.    136,300                                     6,437
   o Biogen Idec, Inc.    181,660                                         10,900
     Biomet, Inc.    137,100                                               6,031
   o Boston Scientific Corp.    439,084                                   16,799
     Bristol-Myers Squibb Co.    1,039,700                                23,809
     C.R. Bard, Inc.    55,600                                             3,069
     Cardinal Health, Inc.    234,156                                     10,420
   o Caremark Rx, Inc.    245,856                                          7,499
   o Cephalon, Inc.    29,900                                              1,511
   o Charles River Laboratories
     International, Inc.    24,600                                         1,109
   o Chiron Corp.    100,612                                               4,611
   o Community Health Systems, Inc.
     52,900                                                                1,302
     Cooper Cos., Inc.    16,900                                           1,005
   o Covance, Inc.    33,300                                               1,222
   o Coventry Health Care, Inc.    48,300                                  2,469
   o Cytyc Corp.    58,900                                                 1,424
   o Dade Behring Holdings, Inc.    21,900                                 1,088
   o DaVita, Inc.    51,150                                                1,553
     Dentsply International, Inc.    42,550                                2,069
   o Edwards Lifesciences Corp.    31,700                                  1,115
     Eli Lilly & Co.    601,568                                           38,332
   o Endo Pharmaceutical Holdings, Inc.
     70,700                                                                1,357
   o Express Scripts, Inc.    42,100                                       2,762
   o First Health Group Corp.    50,700                                      711
   o Forest Laboratories, Inc.    198,100                                  9,962
   o Gen-Probe, Inc.    25,800                                               965
   o Genzyme Corp.    120,200                                              6,164
   o Gilead Sciences    109,100                                            7,052
     Guidant Corp.    166,772                                              9,226
     HCA, Inc.    254,972                                                  9,855
     Health Management Associates, Inc.,
     Class A    128,728                                                    2,582
   o Health Net, Inc.    60,900                                            1,469

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Henry Schein, Inc.    23,400                                          1,570
   o Hospira, Inc.    83,260                                               2,157
   o Human Genome Sciences, Inc.
     69,400                                                                  696
   o Humana, Inc.    86,500                                                1,566
   o Idexx Laboratories, Inc.    18,700                                      942
   o ImClone Systems, Inc.    40,300                                       2,374
   o Inamed Corp.    18,800                                                1,019
   o IVAX Corp.    105,325                                                 2,512
 (9) Johnson & Johnson    1,591,420                                       87,958
   o King Pharmaceuticals, Inc.    129,266                                 1,459
   o Laboratory Corp. of America Holdings
     76,700                                                                3,004
   o Lincare Holdings, Inc.    52,700                                      1,683
     Manor Care, Inc.    47,800                                            1,494
   o Martek Biosciences Corp.    14,800                                      700
     McKesson Corp.    156,228                                             5,026
   o Medco Health Solutions, Inc.    144,922                               4,391
     Medicis Pharmaceutical Corp., Class A
     29,400                                                                1,052
   o Medimmune, Inc.    132,750                                            3,059
     Medtronic, Inc.    648,900                                           32,231
     Merck & Co., Inc.    1,192,108                                       54,062
   o Millennium Pharmaceuticals, Inc.
     161,620                                                               1,797
     Mylan Laboratories, Inc.    144,312                                   2,139
   o NBTY, Inc.    35,700                                                    777
   o Neurocrine Biosciences, Inc.    19,000                                  885
     Omnicare, Inc.    55,000                                              1,555
   o Pacificare Health Systems, Inc.
     45,000                                                                1,376
   o Par Pharmaceutical Cos., Inc.    18,300                                 689
   o Patterson Cos., Inc.    36,700                                        2,694
 (4) Pfizer, Inc.    4,088,812                                           130,678
   o Pharmaceutical Product Development,
     Inc.    30,100                                                        1,055
   o Protein Design Labs, Inc.    50,300                                     815
     Quest Diagnostics    55,700                                           4,572
   o Renal Care Group, Inc.    39,150                                      1,247
   o Respironics, Inc.    18,800                                           1,048
     Schering-Plough Corp.    790,600                                     15,385
     Select Medical Corp.    52,000                                          668
   o Sepracor, Inc.    45,600                                              2,096
   o St. Jude Medical, Inc.    92,500                                      6,302
   o Steris Corp.    37,300                                                  767
     Stryker Corp.    214,000                                             10,203
   o Techne Corp.    22,100                                                  880
   o Tenet Healthcare Corp.    249,409                                     2,788
   o Triad Hospitals, Inc.    40,500                                       1,379
     UnitedHealth Group, Inc.    357,181                                  22,467
     Universal Health Services, Class B
     29,200                                                                1,329
     Valeant Pharmaceuticals International
     44,600                                                                  781
   o Varian Medical Systems, Inc.    36,400                                2,512
   o Watson Pharmaceuticals, Inc.    58,000                                1,462
   o WellPoint Health Networks, Inc.
     81,950                                                                8,285
     Wyeth    714,700                                                     25,300
   o Zimmer Holdings, Inc.    129,700                                      9,897
                                                                     -----------
                                                                         777,275

     HOUSEHOLD PRODUCTS  2.1%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    47,250                                 2,203
     Avon Products, Inc.    252,800                                       10,873
     Church & Dwight Co., Inc.    21,700                                     958
     Clorox Co.    113,300                                                 5,639
     Colgate-Palmolive Co.    285,900                                     15,210
     The Estee Lauder Cos., Inc., Class A
     65,200                                                                2,862
     The Gillette Co.    540,710                                          21,077
     International Flavors & Fragrances, Inc.
     50,200                                                                1,834
   = Procter & Gamble Co.    1,385,000                                    72,228
                                                                     -----------
                                                                         132,884

     INSURANCE  4.9%
     ---------------------------------------------------------------------------
     Aetna, Inc.    81,765                                                 7,015
     AFLAC, Inc.    273,600                                               10,845
   o Alleghany Corp.    4,020                                              1,087
   o Allmerica Financial Corp.    28,500                                     850
     The Allstate Corp.    377,148                                        17,756
     AMBAC Financial Group, Inc.    57,400                                 4,082
     American Financial Group, Inc.
     39,200                                                                1,164
 (7) American International Group, Inc.
     1,396,271                                                            98,647
     American National Insurance Co.
     14,300                                                                1,308
     AON Corp.    168,312                                                  4,450
     Arthur J. Gallagher & Co.    48,400                                   1,499
     Brown & Brown, Inc.    36,900                                         1,569
     Chubb Corp.    100,700                                                6,926
     CIGNA Corp.    75,300                                                 4,669
     Cincinnati Financial Corp.    90,419                                  3,606
   o CNA Financial Corp.    135,900                                        3,585
     Erie Indemnity Co., Class A    34,300                                 1,554
     Fidelity National Financial, Inc.
     87,584                                                                3,175
     First American Corp.    42,000                                        1,128
     Hartford Financial Services Group, Inc.
     156,700                                                              10,201
     HCC Insurance Holdings, Inc.    34,300                                1,039
     Jefferson-Pilot Corp.    75,587                                       3,642
     Lincoln National Corp.    95,400                                      4,169
     Loews Corp.    99,400                                                 5,629
   o Markel Corp.    5,300                                                 1,497
     Marsh & McLennan Cos., Inc.
     284,400                                                              12,622
     MBIA, Inc.    77,300                                                  4,173
     Mercury General Corp.    29,100                                       1,371
     Metlife, Inc.    406,200                                             14,489
     MGIC Investment Corp.    52,900                                       3,756
     Nationwide Financial Services, Inc.,
     Class A    30,200                                                     1,071
     Odyssey Re Holdings Corp.    34,900                                     815
     Old Republic International Corp.
     97,162                                                                2,263
     The PMI Group, Inc.    47,800                                         1,971

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Principal Financial Group, Inc.
     173,200                                                               5,887
     The Progressive Corp.    115,800                                      8,873
     Protective Life Corp.    36,900                                       1,338
     Prudential Financial, Inc.    281,500                                13,107
     Radian Group, Inc.    50,300                                          2,315
     Reinsurance Group of America, Inc.
     32,500                                                                1,295
     Safeco Corp.    74,300                                                3,497
     The St. Paul Travelers Cos., Inc.
     356,522                                                              13,216
     Stancorp Financial Group, Inc.    15,700                              1,104
     Torchmark Corp.    60,700                                             3,173
     Transatlantic Holdings, Inc.    35,125                                1,989
     Unitrin, Inc.    36,200                                               1,508
     UnumProvident Corp.    158,871                                        2,534
     W.R. Berkley Corp.    44,750                                          1,832
                                                                     -----------
                                                                         305,291

     MEDIA  3.9%
     ---------------------------------------------------------------------------
   o American Tower Corp., Class A
     113,800                                                               1,646
     Belo Corp., Class A    61,400                                         1,436
   o Cablevision Systems Corp., NY Group,
     Class A    117,700                                                    2,056
     Clear Channel Communications, Inc.
     329,729                                                              11,771
   o Comcast Corp., Class A    1,208,080                                  33,101
   o Cox Communications, Inc., Class A
     319,986                                                               8,825
   o The DIRECTV Group, Inc.    744,583                                   12,070
     Dow Jones & Co., Inc.
     43,850                                                                1,858
     The E.W. Scripps Co., Class A    43,375                               4,443
   o EchoStar Communications Corp., Class
     A    132,000                                                          3,659
   o Emmis Communications Corp., Class A
     29,400                                                                  580
   o Entercom Communications Corp.
     27,500                                                                1,057
   o Fox Entertainment Group, Inc., Class A
     230,000                                                               6,217
     Gannett Co., Inc.    145,500                                         12,097
     Harte-Hanks, Inc.    46,900                                           1,133
     John Wiley & Sons, Class A    33,100                                  1,071
     Knight-Ridder, Inc.    42,800                                         2,816
     Lee Enterprises, Inc.    24,000                                       1,117
     McClatchy Co., Class A    24,700                                      1,703
     The McGraw-Hill Cos., Inc.    102,750                                 7,713
     Media General, Inc., Class A    12,700                                  759
     Meredith Corp.    27,000                                              1,428
     Metro-Goldwyn-Mayer, Inc.    132,655                                  1,609
     New York Times Co., Class A    79,826                                 3,321
   o PanAmSat Corp.    80,600                                              1,872
     R.R. Donnelley & Sons Co.    125,400                                  3,980
   o Radio One, Inc., Class A    56,200                                      868
   o Time Warner, Inc.    2,338,630                                       38,938
     Tribune Co.    177,600                                                7,539
   o Univision Communications, Inc., Class
     A    172,910                                                          5,009
   o Valassis Communications, Inc.
     28,000                                                                  819
     Viacom, Inc., Class B    931,579                                     31,292
     The Walt Disney Co.    1,097,021                                     25,330
     Washington Post, Class B    5,200                                     4,513
   o Westwood One, Inc.    53,600                                          1,276
   o XM Satellite Radio Holdings, Inc., Class
     A   97,200                                                            2,565
                                                                     -----------
                                                                         247,487

     MISCELLANEOUS  0.5%
     ---------------------------------------------------------------------------
     3M Co.    418,900                                                    34,500

     MISCELLANEOUS FINANCE  8.3%
     ---------------------------------------------------------------------------
     A.G. Edwards, Inc.    42,143                                          1,370
   o Affiliated Managers Group, Inc.
     15,250                                                                  700
     Allied Capital Corp.    68,500                                        1,689
     American Capital Strategies Ltd.
     34,700                                                                1,014
     American Express Co.    688,400                                      34,592
   o AmeriCredit Corp.    84,000                                           1,604
   o Ameritrade Holding Corp.    226,600                                   2,513
     Astoria Financial Corp.    42,500                                     1,452
     The Bear Stearns Cos., Inc.    55,771                                 4,652
   o Berkshire Hathaway, Inc., Class A
     617                                                                  53,833
   o BOK Financial Corp.    31,606                                         1,297
     Capital One Financial Corp.    125,850                                8,724
   / The Charles Schwab Corp.    730,497                                   6,414
     Charter One Financial, Inc.    118,904                                5,281
     Chicago Mercantile Exchange    17,700                                 2,221
     CIT Group, Inc.    114,500                                            3,980
 (5) Citigroup, Inc.    2,767,201                                        122,006
     Countrywide Financial Corp.    148,119                               10,679
   o E*TRADE Group, Inc.    196,400                                        2,174
     Eaton Vance Corp.    36,900                                           1,400
     Fannie Mae    521,200                                                36,984
     Federated Investors, Inc., Class B
     58,250                                                                1,637
     Franklin Resources, Inc.    133,900                                   6,461
     Freddie Mac    369,900                                               23,788
     Golden West Financial Corp.    81,400                                 8,703
     Goldman Sachs Group, Inc.    260,300                                 22,956
     GreenPoint Financial Corp.    71,500                                  2,905
     Independence Community Bank Corp.
     44,000                                                                1,643
     IndyMac Bancorp, Inc.    29,900                                         993
     International Bancshares Corp.
     26,000                                                                1,002
     Investors Financial Services Corp.
     35,100                                                                1,603
     Janus Capital Group, Inc.    129,200                                  1,713
     Jefferies Group, Inc.    29,200                                         915
   o Knight Trading Group, Inc., Class A
     61,500                                                                  523
     Legg Mason, Inc.    35,600                                            2,796
     Lehman Brothers Holdings, Inc.
     147,570                                                              10,345
     Leucadia National Corp.    37,300                                     1,921

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     MBNA Corp.    684,980                                                16,912
     Merrill Lynch & Co., Inc.    511,300                                 25,422
   o MoneyGram International, Inc.    30,000                                 561
     Moody's Corp.    79,900                                               5,441
     Morgan Stanley    581,010                                            28,661
     New York Community Bancorp, Inc.
     145,182                                                               2,793
     Nuveen Investments, Inc., Class A
     49,800                                                                1,265
   o Providian Financial Corp.    155,700                                  2,155
     Raymond James Financial, Inc.
     39,150                                                                  915
     SEI Investments Co.    56,500                                         1,733
     SLM Corp.    241,450                                                  9,156
     Sovereign Bancorp    157,300                                          3,425
     Student Loan Corp.    10,800                                          1,515
     T. Rowe Price Group, Inc.    66,700                                   3,083
     Waddell & Reed Financial, Inc., Class A
     44,200                                                                  858
     Washington Federal, Inc.    41,229                                    1,033
     Washington Mutual, Inc.    462,810                                   17,957
     Webster Financial Corp.    28,400                                     1,333
     Wesco Financial Corp.    3,900                                        1,369
                                                                     -----------
                                                                         520,070

     NON-DURABLES & ENTERTAINMENT  1.2%
     ---------------------------------------------------------------------------
   o Activision, Inc.    71,400                                            1,046
     Applebee's International, Inc.    44,175                              1,177
   o Brinker International, Inc.    51,800                                 1,855
     CBRL Group, Inc.    26,600                                              884
   o The Cheesecake Factory    27,650                                      1,155
     Darden Restaurants, Inc.    88,450                                    1,887
   o Electronic Arts, Inc.    159,700                                      8,006
     Fortune Brands, Inc.    78,200                                        5,644
     Hasbro, Inc.    93,687                                                1,702
     International Game Technology
     187,700                                                               6,070
     International Speedway Corp., Class A
     28,500                                                                1,483
   o Krispy Kreme Doughnuts, Inc.    32,300                                  508
     Lancaster Colony Corp.    19,200                                        773
   o Marvel Enterprises, Inc.    58,050                                      758
     Mattel, Inc.    230,520                                               4,039
     McDonald's Corp.    682,800                                          18,777
     Outback Steakhouse, Inc.    40,175                                    1,632
     Regis Corp.    23,500                                                   967
     Ruby Tuesday, Inc.    34,800                                          1,005
   o Starbucks Corp.    211,700                                            9,941
     Wendy's International, Inc.    61,200                                 2,189
     Yum! Brands, Inc.    157,720                                          6,055
                                                                     -----------
                                                                          77,553

     NON-FERROUS METALS  0.4%
     ---------------------------------------------------------------------------
     Alcoa, Inc.    466,295                                               14,936
     Engelhard Corp.    67,387                                             1,981
     Freeport-McMoran Copper & Gold, Inc.,
     Class B    92,394                                                     3,220
   o Phelps Dodge Corp.    48,000                                          3,741
                                                                     -----------
                                                                          23,878

     OIL: DOMESTIC  1.4%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    48,200                                          4,017
     Ashland, Inc.    36,900                                               1,929
     Chesapeake Energy Corp.    127,400                                    1,956
     ConocoPhillips    366,678                                            28,883
     Consol Energy, Inc.    48,200                                         1,727
     Diamond Offshore Drilling, Inc.
     70,000                                                                1,711
     Kerr-McGee Corp.    80,004                                            4,200
     Marathon Oil Corp.    183,000                                         6,894
     Murphy Oil Corp.    49,340                                            3,816
   o Nabors Industries Ltd.    78,700                                      3,660
   o National-Oilwell, Inc.    45,700                                      1,529
   o Newfield Exploration Co.    30,100                                    1,778
     Patina Oil & Gas Corp.    36,800                                      1,085
     Patterson-UTI Energy, Inc.    87,000                                  1,586
   o Pioneer Natural Resources Co.
     63,400                                                                2,286
     Pogo Producing Co.    34,200                                          1,518
   o Pride International, Inc.    72,800                                   1,310
     Sunoco, Inc.    41,500                                                2,829
   o Ultra Petroleum Corp.    39,900                                       1,790
     Unocal Corp.    138,834                                               5,381
   o Varco International, Inc.    52,400                                   1,267
     XTO Energy, Inc.    137,066                                           4,098
                                                                     -----------
                                                                          85,250

     OIL: INTERNATIONAL  3.5%
     ---------------------------------------------------------------------------
     ChevronTexaco Corp.    573,146                                       54,821
 (3) Exxon Mobil Corp.    3,500,230                                      162,061
                                                                     -----------
                                                                         216,882

     OPTICAL & PHOTO  0.2%
     ---------------------------------------------------------------------------
   o Corning, Inc.    716,041                                              8,850
     Eastman Kodak Co.    153,700                                          4,072
   o Ingram Micro, Inc., Class A    81,200                                 1,157
                                                                     -----------
                                                                          14,079

     PAPER & FOREST PRODUCTS  0.9%
     ---------------------------------------------------------------------------
     Boise Cascade Corp.    46,400                                         1,496
     Bowater, Inc.    29,800                                               1,112
     Georgia-Pacific Corp.    136,388                                      4,583
     International Paper Co.    257,345                                   11,125
     Kimberly-Clark Corp.    269,360                                      17,258
     Louisiana-Pacific Corp.    56,900                                     1,347
     MeadWestvaco Corp.    107,653                                         3,215
     Packaging Corp. of America    56,600                                  1,322
     Rayonier, Inc.    26,196                                              1,152
   o Smurfit-Stone Container Corp.
     132,600                                                               2,468
     Temple-Inland, Inc.    29,200                                         1,993
     Weyerhaeuser Co.    119,700                                           7,421
                                                                     -----------
                                                                          54,492

     PRODUCER GOODS & MANUFACTURING  5.0%
     ---------------------------------------------------------------------------
   o AGCO Corp.    47,500                                                    994
   o American Standard Cos., Inc.
     117,300                                                               4,445

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Ametek, Inc.    36,000                                                1,110
     Avery Dennison Corp.    59,300                                        3,592
     Blyth, Inc.    23,700                                                   825
     Briggs & Stratton Corp.    11,900                                       994
     Caterpillar, Inc.    183,700                                         13,500
     Cooper Industries Ltd., Class A
     50,100                                                                2,849
     Deere & Co.    130,700                                                8,209
     Dover Corp.    108,700                                                4,313
     Emerson Electric Co.    225,700                                      13,700
     Fastenal Co.    40,800                                                2,545
   o Fisher Scientific International, Inc.
     33,700                                                                1,961
=(1) General Electric Co.    5,583,800                                   185,661
     Graco, Inc.    37,050                                                 1,166
     Harsco Corp.    22,000                                                  987
     Herman Miller, Inc.    39,200                                         1,051
     HNI Corp.    31,300                                                   1,266
     Honeywell International, Inc.    461,863                             17,371
     Hubbell, Inc., Class B    32,138                                      1,453
     Illinois Tool Works, Inc.    165,242                                 14,958
     Ingersoll-Rand Co., Class A    93,100                                 6,395
     Johnson Controls, Inc.    101,400                                     5,724
   o Millipore Corp.    26,100                                             1,375
     Pall Corp.    67,133                                                  1,555
     Parker Hannifin Corp.    63,575                                       3,648
     Pentair, Inc.    52,800                                               1,654
     Precision Castparts Corp.    33,300                                   1,876
     Roper Industries, Inc.    19,200                                      1,075
     Snap-On, Inc.    31,350                                               1,007
     SPX Corp.    40,800                                                   1,671
     Teleflex, Inc.    21,300                                                947
     The Timken Co.    47,800                                              1,187
     W.W. Grainger, Inc.    48,900                                         2,589
     York International Corp.    21,500                                      765
                                                                     -----------
                                                                         314,418

     RAILROAD & SHIPPING  0.4%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.
     199,053                                                               7,062
     CSX Corp.    114,900                                                  3,596
     Norfolk Southern Corp.    209,500                                     5,592
     Union Pacific Corp.    138,861                                        7,824
                                                                     -----------
                                                                          24,074

     REAL PROPERTY  1.5%
     ---------------------------------------------------------------------------
     AMB Property Corp.    43,900                                          1,543
     Annaly Mortgage Management, Inc.
     61,400                                                                1,013
     Apartment Investment & Management Co.,
     Class A    50,600                                                     1,618
     Archstone-Smith Trust    102,500                                      3,017
     Arden Realty, Inc.    34,500                                          1,049
     AvalonBay Communities, Inc.    38,200                                 2,223
     Boston Properties, Inc.    56,700                                     2,999
     BRE Properties, Class A    26,900                                       932
     Camden Property Trust    21,200                                         954
     CarrAmerica Realty Corp.    28,200                                      860
     Catellus Development Corp.    55,398                                  1,385
     CBL & Associates Properties, Inc.
     16,300                                                                  898
     Centerpoint Properties Trust    24,800                                  952
     Chelsea Property Group, Inc.    23,400                                1,524
     Cousins Properties, Inc.    26,100                                      839
     Crescent Real Estate Equity Co.
     53,300                                                                  837
     Developers Diversified Realty Corp.
     54,500                                                                1,955
     Duke Realty Corp.    73,000                                           2,245
     Equity Office Properties Trust
     214,400                                                               5,564
     Equity Residential    147,800                                         4,367
     Essex Property Trust, Inc.    12,300                                    811
     Federal Realty Investment Trust
     26,400                                                                1,114
     Forest City Enterprises, Inc., Class A
     26,750                                                                1,402
     General Growth Properties, Inc.
     115,300                                                               3,468
     Health Care Property Investors, Inc.
     69,600                                                                1,737
     Health Care Real Estate Investment
     Trust, Inc.    26,500                                                   855
     Healthcare Realty Trust, Inc.    23,000                                 831
     Hospitality Properties Trust    35,900                                1,432
   o Host Marriott Corp.    171,300                                        2,218
     iStar Financial, Inc.    57,800                                       2,196
     Kimco Realty Corp.    59,300                                          2,852
     Liberty Property Trust    42,900                                      1,647
     The Macerich Co.    31,000                                            1,485
     Mack-Cali Realty Corp.    31,200                                      1,276
     The Mills Corp.    25,900                                             1,181
     New Plan Excel Realty Trust    52,500                                 1,247
     Pan Pacific Retail Properties, Inc.    21,700                         1,098
     Plum Creek Timber Co., Inc.    98,200                                 3,082
     ProLogis    96,608                                                    3,289
     Public Storage, Inc.
     68,100                                                                3,210
     Realty Income Corp.    20,400                                           827
     Regency Centers Corp.    32,100                                       1,364
     The Rouse Co.    55,100                                               2,689
     Shurgard Storage Centers, Inc., Class
     A    24,500                                                             907
     Simon Property Group, Inc.    109,800                                 5,667
     SL Green Realty Corp.    21,300                                       1,046
     The St. Joe Co.    40,800                                             1,755
     Thornburg Mortgage, Inc.    38,700                                    1,073
     Trizec Properties, Inc.    81,000                                     1,300
     United Dominion Realty Trust, Inc.    68,100                          1,320
     Ventas, Inc.    43,000                                                1,097
     Vornado Realty Trust    62,100                                        3,607
     Weingarten Realty Investment    43,950                                1,354
                                                                     -----------
                                                                          97,211

     RETAIL  6.4%
     ---------------------------------------------------------------------------
   o 99 Cents Only Stores    38,766                                          556
     Abercrombie & Fitch Co., Class A
     51,800                                                                1,910

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Advance Auto Parts, Inc.    39,300                                   1,459
     Albertson's, Inc.    196,742                                         4,799
   o Amazon.com, Inc.    217,100                                          8,450
   o AnnTaylor Stores Corp.    36,450                                       978
   o Autonation, Inc.    147,500                                          2,378
   o AutoZone, Inc.    47,600                                             3,675
   o Barnes & Noble, Inc.    35,800                                       1,231
   o Bed, Bath & Beyond, Inc.    158,800                                  5,620
     Best Buy Co., Inc.    173,550                                        8,358
   o Big Lots, Inc.    62,800                                               769
   o BJ's Wholesale Club, Inc.    37,500                                    874
     Borders Group, Inc.    41,600                                          951
   o Carmax, Inc.    55,600                                               1,156
   o Chico's FAS, Inc.    46,800                                          1,960
     Circuit City Stores, Inc.    112,400                                 1,585
     Claire's Stores, Inc.    52,500                                      1,210
     Costco Wholesale Corp.    245,508                                    9,982
     CVS Corp.    211,514                                                 8,856
     Dollar General Corp.    180,869                                      3,491
   o Dollar Tree Stores, Inc.    61,800                                   1,663
     Family Dollar Stores, Inc.    92,400                                 2,574
     Federated Department Stores, Inc.    96,900                          4,643
     Foot Locker, Inc.    76,900                                          1,730
     The Gap, Inc.    482,500                                            10,953
     Home Depot, Inc.    1,199,797                                       40,457
     J.C. Penney Co., Inc. Holding Co.
     146,300                                                              5,852
   o Kohl's Corp.    182,200                                              8,337
   o Kroger Co.    401,630                                                6,346
     Limitedbrands    255,568                                             5,224
     Lowe's Cos., Inc.    421,800                                        20,550
     The May Department Stores Co.
     154,750                                                              4,106
     Michaels Stores, Inc.    35,900                                      1,940
     The Neiman Marcus Group, Inc., Class
     A    26,200                                                          1,429
     Nordstrom, Inc.    73,700                                            3,235
   o O'Reilly Automotive, Inc.    29,200                                  1,182
   o Office Depot, Inc.    168,048                                        2,756
   o Pacific Sunwear of California    42,000                                857
     PETsMART, Inc.    76,800                                             2,382
     Pier 1 Imports, Inc.    47,800                                         857
     RadioShack Corp.    88,132                                           2,463
   o Rent-A-Center, Inc.    45,750                                        1,342
   o Rite Aid Corp.    276,900                                            1,360
     Ross Stores, Inc.    81,600                                          1,889
   o Safeway, Inc.    237,180                                             5,012
     Saks, Inc.    73,640                                                   961
     Sears, Roebuck & Co.    115,900                                      4,251
     Staples, Inc.    265,560                                             7,669
     Talbots, Inc.    30,400                                                936
     Target Corp.    488,200                                             21,286
     Tiffany & Co.    77,100                                              2,756
     TJX Cos., Inc.    269,900                                            6,335
   o Toys 'R' Us, Inc.    114,580                                         1,886
   o Urban Outfitters, Inc.    42,600                                     1,267
=(6) Wal-Mart Stores, Inc.    2,300,400                                 121,944
     Walgreen Co.    549,100                                             19,987
     Whole Foods Market, Inc.    32,200                                   2,651
   o Williams-Sonoma, Inc.    62,700                                      2,037
                                                                     -----------
                                                                        403,353

     STEEL  0.1%
     ---------------------------------------------------------------------------
     Nucor Corp.    41,900                                                3,505
     United States Steel Corp.    56,360                                  2,150
     Worthington Industries, Inc.    46,100                                 944
                                                                     -----------
                                                                          6,599

     TELEPHONE  3.6%
     ---------------------------------------------------------------------------
     Adtran, Inc.    42,500                                               1,135
     Alltel Corp.    167,267                                              8,698
     AT&T Corp.    425,617                                                6,427
   o AT&T Wireless Services, Inc.
     1,454,321                                                           21,000
   o Avaya, Inc.    235,100                                               3,444
     BellSouth Corp.    983,400                                          26,640
     CenturyTel, Inc.    77,287                                           2,395
   o Citizens Communications Co.
     152,518                                                              2,196
   o Crown Castle International Corp.
     118,000                                                              1,666
   o Level 3 Communications, Inc.
     363,200                                                              1,101
   o Liberty Media Corp., Class A
     1,549,300                                                           13,138
   o Nextel Communications, Inc., Class A
     571,600                                                             13,010
   o Nextel Partners, Inc., Class A    98,000                             1,575
   o NTL, Inc.    46,700                                                  2,434
   o Qwest Communications International,
     Inc.    948,647                                                      3,690
     SBC Communications, Inc.    1,776,028                               45,005
   o Sonus Networks, Inc.    131,200                                        668
     Sprint Corp. (FON Group)    719,828                                 13,446
     Telephone & Data Systems, Inc.
     30,900                                                               2,345
   o U.S. Cellular Corp.    46,100                                        1,810
     Verizon Communications, Inc.    1,483,593                           57,178
                                                                     -----------
                                                                        229,001

     TOBACCO  0.9%
     ---------------------------------------------------------------------------
     Altria Group, Inc.    1,096,000                                     52,170
     R.J. Reynolds Tobacco Holdings, Inc.
     45,300                                                               3,259
     UST, Inc.    88,900                                                  3,374
                                                                     -----------
                                                                         58,803

     TRAVEL & RECREATION  0.5%
     ---------------------------------------------------------------------------
     Brunswick Corp.    49,100                                            1,916
   o Caesars Entertainment, Inc.    162,600                               2,395
     Harrah's Entertainment, Inc.    59,200                               2,752
     Hilton Hotels Corp.    203,467                                       3,628
     Mandalay Resort Group    34,900                                      2,356
     Marriott International, Inc., Class A
     124,000                                                              6,051
   o MGM Mirage    77,700                                                 3,431

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Starwood Hotels & Resorts Worldwide,
     Inc.    108,400                                                       4,878
     Station Casinos, Inc.    32,200                                       1,391
                                                                     -----------
                                                                          28,798

     TRUCKING & FREIGHT  0.3%
     ---------------------------------------------------------------------------
     C.H. Robinson Worldwide, Inc.                                         1,976
     45,200
     CNF, Inc.    26,700                                                   1,102
     Expeditors International Washington,
     Inc.    56,400                                                        2,617
     J.B. Hunt Transport Services, Inc.                                    1,652
     43,000
     Paccar, Inc.    93,870                                                5,628
     Ryder Systems, Inc.    34,500                                         1,480
   o Swift Transportation Co., Inc.    44,900                                897
     Werner Enterprises, Inc.    42,800                                      853
   o Yellow Roadway Corp.    25,300                                        1,101
                                                                     -----------
                                                                          17,306

     UTILITIES: ELECTRIC & GAS  3.1%
     ---------------------------------------------------------------------------
   o The AES Corp.    334,106                                              3,224
     AGL Resources, Inc.    34,500                                         1,019
   o Allegheny Energy, Inc.    68,200                                      1,012
     Allete, Inc.    46,700                                                1,295
     Alliant Energy Corp.    59,300                                        1,536
     Ameren Corp.    97,730                                                4,368
     American Electric Power Co., Inc.                                     6,652
     213,820
     Aqua America, Inc.    49,675                                            966
   o Calpine Corp.    221,700                                                856
     Centerpoint Energy, Inc.    164,217                                   1,907
     Cinergy Corp.    95,465                                               3,652
     Consolidated Edison, Inc.    120,900                                  4,953
     Constellation Energy Group, Inc.                                      3,460
     89,750
     Dominion Resources, Inc.    174,016                                  11,043
     DPL, Inc.    67,892                                                   1,354
     DTE Energy Co.    90,183                                              3,623
     Duke Energy Corp.    488,162                                         10,495
   o Dynegy, Inc., Class A    202,300                                        850
     Edison International    174,700                                       4,682
     El Paso Corp.    344,646                                              2,719
     Energen Corp.    19,400                                                 919
     Energy East Corp.    78,384                                           1,909
     Entergy Corp.    122,821                                              7,062
     Equitable Resources, Inc.    33,400                                   1,713
     Exelon Corp.    354,774                                              12,382
     FirstEnergy Corp.    176,898                                          6,917
     FPL Group, Inc.    98,600                                             6,639
     Great Plains Energy, Inc.    37,200                                   1,067
     Hawaiian Electric Industries, Inc.                                    1,031
     40,400
     KeySpan Corp.    85,334                                               3,071
     Kinder Morgan, Inc.    66,200                                         3,973
     MDU Resources Group, Inc.    60,800                                   1,487
     National Fuel Gas Co.    43,700                                       1,116
     Nicor, Inc.    23,700                                                   785
     NiSource, Inc.    140,880                                             2,916
     Northeast Utilities, Inc.    71,800                                   1,343
     NSTAR    28,400                                                       1,329
     OGE Energy Corp.    46,700                                            1,162
     Oneok, Inc.    54,800                                                 1,151
     Peoples Energy Corp.    19,700                                          768
     Pepco Holdings, Inc.    92,025                                        1,656
   o PG&E Corp.    222,458                                                 6,349
     Piedmont Natural Gas Co.    20,300                                      837
     Pinnacle West Capital Corp.    49,000                                 1,984
     PPL Corp.    95,220                                                   4,413
     Progress Energy, Inc.    131,400                                      5,537
     Public Service Enterprise Group, Inc.
     126,100                                                               4,918
     Puget Energy, Inc.    50,600                                          1,093
     Questar Corp.    44,600                                               1,828
     SCANA Corp.    59,500                                                 2,179
     Sempra Energy    121,438                                              4,341
     The Southern Co.    394,700                                          11,557
     TECO Energy, Inc.    100,800                                          1,300
     TXU Corp.    173,712                                                  6,889
     Vectren Corp.    40,600                                               1,005
     Westar Energy, Inc.    38,900                                           785
     Williams Cos., Inc.    277,909                                        3,377
     Wisconsin Energy Corp.    63,200                                      2,032
     WPS Resources Corp.    19,500                                           895
     Xcel Energy, Inc.    214,035                                          3,660
                                                                     -----------
                                                                         195,041

                                                        FACE
     SECURITY                                          AMOUNT
       RATE, MATURITY DATE                          ($ x 1,000)
     U.S. TREASURY OBLIGATION
     0.0% of net assets

   = U.S. Treasury Bill,
       1.23%, 09/16/04                                      250              250

END OF INVESTMENTS.

At 7/31/04, the tax basis cost of the fund's investments was $3,998,929, and the unrealized gains and losses were $2,701,036 and ($442,252), respectively.

The fund's portfolio holdings include $965,310 of securities on loan.

     COLLATERAL INVESTED FOR SECURITIES ON LOAN
     16.0% of net assets

     COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
     9.3%
     ---------------------------------------------------------------------------
     Bank of America
       1.30%, 09/20/04                                   33,079           33,079
     Canadian Imperial Bank
     of Commerce/New York
       1.72%, 05/25/05                                   44,039           44,030
       1.41%, 01/31/05                                   33,324           33,319

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                     FACE
     SECURITY                                       AMOUNT              VALUE
      RATE, MATURITY DATE                        ($ x 1,000)         ($ x 1,000)
     Concord Minutemen
     Capital Corp.
       1.32%, 08/09/04                                50,714              50,654
       1.31%, 08/11/04                                10,008               9,997
     Credit Lyonnais
       1.08%, 09/30/04                                34,224              34,225
     Foreningssparbanken AB
       1.52%, 01/18/05                                65,333              65,323
     Fortis Bank NY
       2.06%, 06/08/05                                11,718              11,716
       1.78%, 06/06/05                                15,269              15,268
     Societe Generale
       1.49%, 12/08/04                                67,477              67,463
       1.31%, 06/14/05                                10,154              10,150
     Svenska Handelsbanken
       1.39%, 10/27/04                                39,256              39,252
     Wells Fargo
       1.34%, 08/18/04                                 1,778               1,778
       1.32%, 08/16/04                                77,185              77,185
     Westdeutsche
     Landesbank AG
       1.51%, 10/12/04                                18,592              18,590
       1.50%, 01/10/05                                39,908              39,897
       1.42%, 09/29/04                                13,005              13,001
       1.38%, 09/23/04                                15,434              15,431
                                                                     -----------
                                                                         580,358
     SHORT-TERM INVESTMENT  0.6%
     ---------------------------------------------------------------------------
     National City Bank
     Cleveland, Time Deposit
       1.29%, 08/02/04                                37,401              37,401

     SECURITY AND NUMBER OF SHARES

     OTHER INVESTMENT COMPANIES  6.1%
     ---------------------------------------------------------------------------
     Institutional Money Market Trust
     384,989,693                                                         384,990

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 7/31/04. All numbers x 1,000 except the number of futures contracts.

FUTURES CONTRACTS

                                          NUMBER
                                             OF         CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          LOSS
     S&P 500 Index, Long
     expires 09/17/04                        6           1,652            (2)

Item 2. Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Assistant Treasurer and interim Principal Financial Officer, Gregory Hand, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and
     (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate   certifications  for  Registrant's  principal  executive  officer  and assistant treasurer and interim principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Investments - Schwab 1000 Fund

By:    /s/ Evelyn Dilsaver
    _________________________
         Evelyn Dilsaver
         Chief Executive Officer

Date:   September 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
    _________________________
         Evelyn Dilsaver
         Chief Executive Officer

Date:    September 13, 2004

By:  /s/ Gregory Hand
    _________________________
         Gregory Hand
         Assistant Treasurer and
         Interim Principal Financial Officer

Date:    September 13, 2004